4. Oil and Gas properties (Details Narrative) - 6 months ended May. 31, 2015 - USD ($)	Total
Tidewater Agreement
Payments on lease commitments	$ 205,297
Working interest percentage	12.50%
TJBB Agreement
Drilling fees paid	$ 100,000
Working interest percentage	87.50%
Net revenue interest percentage	80.00%